Shareholder Report, Holdings (Details) - C000237474	Apr. 30, 2026
78464A854 | State Street SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	41.10%
464287200 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	15.40%
81369Y506 | State Street Energy Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	13.10%
46138G649 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	11.10%
81369Y852 | State Street Communication Services Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	10.90%
81369Y605 | State Street Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	10.50%
81369Y209 | State Street Health Care Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	9.30%
46429B747 | iShares 0-5 Year TIPS Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
857492888 | State Street Institutional Treasury Money Market Fund, Premier Class, Premier Class
Holdings [Line Items]
Percent of Net Asset Value	1.10%
IVV C630_20260622_S_CEX | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Equities46138G649
Holdings [Line Items]
Percent of Total Investments	99.00%
Cash & Equivalent857492888
Holdings [Line Items]
Percent of Total Investments	1.00%
SPX C6400_20261221_S_CEXIndex Option
Holdings [Line Items]
Percent of Net Asset Value	(8.20%)
XLE C48_20270101_S_CEXEquity Option
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
857492888Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.10%
46429B747Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.20%
81369Y209Equity
Holdings [Line Items]
Percent of Net Asset Value	111.40%